UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

1031 South Caldwell Street

Suite 200

Charlotte, NC 28203

(Address of principal executive offices)(zip code)

1031 South Caldwell Street

Suite 200

Charlotte, NC 28203

(Name and address of agent for service)

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments

QUEENS ROAD VALUE FUND

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.1%
	AEROSPACE/DEFENSE — 5.3%
8,000	General Dynamics Corp.	$1,361,760
6,600	United Technologies Corp.	829,422
		2,191,182
	APPAREL — 1.8%
8,500	VF Corp.	742,560

	BANKS — 6.0%
14,500	Bank of New York Mellon Corp.	760,960
9,000	JPMorgan Chase & Co.	939,240
11,000	State Street Corp.	790,570
		2,490,770
	CHEMICALS — 2.5%
12,000	LyondellBasell Industries NV, Class A	1,026,240

	COMPUTERS — 2.6%
3,984	DXC Technology Co.	262,386
46,378	Hewlett Packard Enterprise Co.	759,672
1,992	Perspecta, Inc.	42,031
		1,064,089
	COSMETICS/PERSONAL CARE — 4.2%
8,800	Procter & Gamble Co.	867,240
16,400	Unilever PLC ADR	872,972
		1,740,212
	DIVERSIFIED FINANCIAL SERVICES — 11.6%
18,000	American Express Co.	1,939,320
9,000	Ameriprise Financial, Inc.	1,184,670
10,000	Franklin Resources, Inc.	326,100
28,800	Jefferies Financial Group, Inc.	583,776
7,900	T Rowe Price Group, Inc.	793,397
		4,827,263
	ELECTRIC — 5.3%
13,000	American Electric Power Co., Inc.	1,054,950
8,284	Duke Energy Corp.	742,743
8,400	Southern Co.	417,396
		2,215,089
	ELECTRONICS — 3.6%
3,400	Allegion PLC	305,864
20,000	Corning, Inc.	696,200
3,150	Fortive Corp.	256,946
9,076	nVent Electric PLC	249,408
		1,508,418
	ENVIRONMENTAL CONTROL — 0.9%
9,076	Pentair PLC	386,093

	FOOD — 1.3%
3,000	Kraft Heinz Co.	99,570
9,000	Mondelez International, Inc., Class A	424,440
		524,010
	HEALTHCARE-PRODUCTS — 2.6%
6,300	Danaher Corp.	800,226
3,022	Medtronic PLC	273,491
		1,073,717
	HEALTHCARE-SERVICES — 5.3%
7,300	Anthem, Inc.	2,195,329

	HOUSEHOLD PRODUCTS/WARES — 3.4%
7,586	Clorox Co.	1,198,816
1,717	Kimberly-Clark Corp.	200,597
		1,399,413
	INSURANCE — 4.5%
3	Berkshire Hathaway, Inc., Class A1	906,600
10,000	Prudential Financial, Inc.	958,500
		1,865,100
	INTERNET — 0.6%
12,000	Symantec Corp.	269,880

	MACHINERY-DIVERSIFIED — 0.0%
161	Wabtec Corp.	11,804

	MEDIA — 3.7%
30,500	Twenty-First Century Fox, Inc., Class A	1,538,115

	MISCELLANEOUS MANUFACTURING — 8.6%
3,600	3M Co.	746,604
18,000	Eaton Corp. PLC	1,435,860
30,000	General Electric Co.	311,700
10,200	Ingersoll-Rand PLC	1,076,712
		3,570,876
	OIL & GAS — 0.9%
4,700	Exxon Mobil Corp.	371,441

	PHARMACEUTICALS — 6.6%
5,000	Bristol-Myers Squibb Co.	258,300
13,820	Merck & Co., Inc.	1,123,428
31,000	Pfizer, Inc.	1,343,850
		2,725,578
	RETAIL — 1.9%
4,225	McDonald's Corp.	776,724

	SEMICONDUCTORS — 3.3%
26,000	Intel Corp.	1,376,960

	SOFTWARE — 5.3%
6,368	Micro Focus International PLC ADR	157,799
6,500	Microsoft Corp.	728,195
25,000	Oracle Corp.	1,303,250
		2,189,244
	TELECOMMUNICATIONS — 6.1%
37,500	Cisco Systems, Inc.	1,941,375

  See accompanying Notes to Schedules of Investments.

QUEENS ROAD VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	TELECOMMUNICATIONS — 6.1%
10,000	Verizon Communications, Inc.	$569,200
		2,510,575
	TRANSPORTATION — 1.2%
3,000	Union Pacific Corp.	503,100

	TOTAL COMMON STOCKS
	(Cost $20,836,251)	41,093,782

Principal Amount
	SHORT-TERM INVESTMENTS — 0.8%
	DEMAND DEPOSIT — 0.8%
$321,268	U.S. Bank Money Market Deposit Account, 0.30%[2]	321,268

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $321,268)	321,268

	TOTAL INVESTMENTS — 99.9%
	(Cost $21,157,519)	41,415,050

	Other Assets in Excess of Liabilities — 0.1%	61,500

	TOTAL NET ASSETS — 100.0%	$41,476,550

ADR – American Depository Receipt

PLC – Public Limited Company

[1]	Non-income Producing.
[2]	Variable rate security; the coupon rate shown represents the yield at February 28, 2019.

See accompanying Notes to Schedules of Investments.

QUEENS ROAD SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 80.1%
	AEROSPACE/DEFENSE — 1.8%
9,484	Astronics Corp.[1]	$341,140
7,009	Astronics Corp., Class B1	249,520
39,931	Ducommun, Inc.[1]	1,694,272
		2,284,932
	APPAREL — 5.5%
37,912	Deckers Outdoor Corp.[1]	5,609,080
63,839	Delta Apparel, Inc.[1]	1,509,154
		7,118,234
	AUTO PARTS & EQUIPMENT — 2.2%
80,600	Tenneco, Inc.	2,788,760

	BANKS — 0.1%
3,763	Hilltop Holdings, Inc.	72,325

	COMMERCIAL SERVICES — 0.2%
5,000	Deluxe Corp.	232,650

	COMPUTERS — 0.0%
115	Cubic Corp.	7,096

	DISTRIBUTION/WHOLESALE — 1.6%
34,574	Anixter International, Inc.[1]	2,028,802

	ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
17,600	Graham Corp.	398,640

	ELECTRONICS — 10.8%
47,610	SYNNEX Corp.	4,671,493
48,252	Tech Data Corp.[1]	4,932,320
197,337	Vishay Intertechnology, Inc.	4,325,627
		13,929,440
	ENGINEERING & CONSTRUCTION — 0.5%
16,414	VSE Corp.	580,235

	FOOD — 1.0%
57,879	Darling Ingredients, Inc.[1]	1,272,180

	FOREST PRODUCTS & PAPER — 2.7%
90,661	Schweitzer-Mauduit International, Inc.	3,495,888

	GAS — 6.9%
36,193	New Jersey Resources Corp.	1,751,741
90,241	South Jersey Industries, Inc.	2,612,477
81,402	UGI Corp.	4,468,970
		8,833,188
	HAND/MACHINE TOOLS — 1.7%
82,156	Colfax Corp.[1]	2,173,848

	HEALTHCARE-PRODUCTS — 1.4%
15,000	STERIS PLC	1,814,400

	HOUSEHOLD PRODUCTS/WARES — 0.1%
11,288	CSS Industries, Inc.	77,774

	INSURANCE — 7.9%
14,195	American National Insurance Co.	2,089,362
48,932	CNO Financial Group, Inc.	833,312
26,226	Crawford & Co., Class B	269,603
5,410	EMC Insurance Group, Inc.	172,741
71,182	Horace Mann Educators Corp.	2,789,623
56,217	RLI Corp.	3,964,423
		10,119,064
	MACHINERY-CONSTRUCTION & MINING — 2.9%
47,942	Oshkosh Corp.	3,730,367

	MACHINERY-DIVERSIFIED — 4.5%
51,381	CSW Industrials, Inc.[1]	2,917,413
61,807	Graco, Inc.	2,902,457
		5,819,870
	MEDIA — 6.3%
87,021	Meredith Corp.	4,983,692
74,712	Scholastic Corp.	3,161,065
		8,144,757
	METAL FABRICATE/HARDWARE — 2.1%
93,220	LB Foster Co.[1]	1,613,638
25,000	Timken Co.	1,084,750
		2,698,388
	MISCELLANEOUS MANUFACTURING — 4.6%
3,900	Chase Corp.	376,545
94,479	Fabrinet[1]	5,527,022
		5,903,567
	PHARMACEUTICALS — 1.7%
60,000	Owens & Minor, Inc.	374,400
61,967	Prestige Consumer Healthcare, Inc.[1]	1,813,154
		2,187,554
	SAVINGS & LOANS — 0.5%
20,000	Axos Financial, Inc.[1]	645,600

	SEMICONDUCTORS — 1.6%
48,064	Synaptics, Inc.[1]	2,012,440

	SOFTWARE — 2.7%
84,414	CSG Systems International, Inc.	3,507,402

	TELECOMMUNICATIONS — 3.4%
29,142	InterDigital, Inc.	2,032,072
46,879	Plantronics, Inc.	2,355,201
		4,387,273
	TEXTILES — 1.7%
15,529	UniFirst Corp.	2,233,381

See accompanying Notes to Schedules of Investments.

QUEENS ROAD SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	TRUCKING & LEASING — 3.4%
107,145	Greenbrier Cos., Inc.	$4,419,731

	TOTAL COMMON STOCKS
	(Cost $65,786,887)	102,917,786

Principal Amount
	SHORT-TERM INVESTMENTS — 19.9%
	DEMAND DEPOSIT — 19.9%
$25,544,787	U.S. Bank Money Market Deposit Account, 0.30%[2]	25,544,787

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $25,544,787)	25,544,787

	TOTAL INVESTMENTS — 100.0%
	(Cost $91,331,674)	128,462,573

	Other Assets in Excess of Liabilities — 0.0%	4,866

	TOTAL NET ASSETS — 100.0%	$128,467,439

PLC – Public Limited Company

[1]	Non-income Producing.
[2]	Variable rate security; the coupon rate shown represents the yield at February 28, 2019.

See accompanying Notes to Schedules of Investments.

Notes to Schedules of Investments (Unaudited)

Security Valuation

Securities, including common stocks and closed-end funds, which are traded on a national securities exchange are valued at the last quoted sales price, and are generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and are generally classified as a Level 1 investment. If there are no sales reported, the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations may be valued using amortized cost, which approximates fair value, and are generally classified as a Level 2 investment. Debt securities are priced by an independent pricing service. The pricing service may use one or more pricing models. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and are generally classified as a Level 3 investment.

In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common stocks, closed-end funds, demand deposits and mutual funds are generally categorized as Level 1.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

As of February 28, 2019, the Funds did not hold any Level 3 securities. There were no transfers into or out of Level 3 during the current fiscal year.

The following is a summary of the inputs used to value the Funds’ net assets as of February 28, 2019:

Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$41,093,782	$-	$-	$41,093,782
Short-Term Investments	321,268	-	-	321,268
Total	$41,415,050	$-	$-	$41,415,050

Small Cap Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$102,917,786	$-	$-	$102,917,786
Short-Term Investments	25,544,787	-	-	25,544,787
Total	$128,462,573	$-	$-	$128,462,573

*	All sub-categories within common stocks represent Level 1 investments. See Schedules of Investments for industry categories.

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bragg Capital Trust

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
April 29, 2019

/s/ Benton S. Bragg
By: Benton S. Bragg
Treasurer
April 29, 2019